Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Without Sales Load [Member] | C000244569
Average Annual Return [Line Items]
Average Annual Return, Percent	25.05%	25.52%
Without Sales Load [Member] | C000244570
Average Annual Return [Line Items]
Average Annual Return, Percent	10.93%	15.23%
Without Sales Load [Member] | C000244571
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	19.78%
MSCI EAFE Index (Regulatory Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%	21.71%
Russell 3000 Index (Regulatory Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	25.79%
Russell 1000 Index (Regulatory Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%	26.31%
MSCI EAFE Value Index (Performance Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.24%	23.73%
Russell 2500 Value Index (Performance Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%	17.24%
Russell 1000 Value Index (Performance Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%	19.14%